Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenues	$ 182,342	$ 9,286	$ 183,256	$ 177,718
Gross profit	83,938	4,274	83,508	79,662
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	17,190		(11,255)	14,308
Depreciation and amortization	9,403		9,050	8,666
Non-cash items other than depreciation and amortization	1,381		2,245	2,908
Equity in earnings (loss) of associated companies and joint ventures	(226)	$ (12)	60	147
Total assets	263,787		285,677	279,256	$ 13,436
Investments in associate companies and joint ventures	10,518		11,501	22,357
Total liabilities	132,037		144,967	150,023	$ 6,726
Capital expenditures, net	11,069		12,931	12,391
Operating segments [member]
Disclosure of operating segments [line items]
Revenues	182,342		183,256	177,718
Eliminations [member]
Disclosure of operating segments [line items]
Revenues	5,160		4,679	4,269
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit	48,162		45,106	43,569
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	7,809		(18,261)	8,642
Depreciation and amortization	5,551		4,801	4,750
Non-cash items other than depreciation and amortization	1,249		1,011	424
Equity in earnings (loss) of associated companies and joint ventures	326		(63)	149
Total assets	147,748		163,635	136,252
Investments in associate companies and joint ventures	6,789		7,046	18,088
Total liabilities	96,525		101,330	95,342
Capital expenditures, net	6,574		8,245	6,597
Mexico and central America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	100,162		92,643	87,557
Mexico and central America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	5,143		4,661	4,266
South America segment [member]
Disclosure of operating segments [line items]
Gross profit	35,776		37,756	29,263
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	9,381		8,792	4,784
Depreciation and amortization	3,852		3,442	3,078
Non-cash items other than depreciation and amortization	132		213	61
Equity in earnings (loss) of associated companies and joint ventures	(100)		123	(2)
Total assets	116,039		122,042	130,019
Investments in associate companies and joint ventures	3,729		4,455	4,269
Total liabilities	35,512		43,637	48,391
Capital expenditures, net	4,495		4,686	4,240
South America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	82,180		86,608	71,293
South America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	$ 17		18	3
Venezuela segment [member]
Disclosure of operating segments [line items]
Gross profit			646	6,830
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method			(1,786)	882
Depreciation and amortization			807	838
Non-cash items other than depreciation and amortization			1,021	2,423
Total assets				12,985
Total liabilities				6,290
Capital expenditures, net				1,554
Venezuela segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues			$ 4,005	$ 18,868